Disposal of the Discontinued Operations of the Nfid Business (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Purchase price	$ 60,000
Bearing interest rate percentage	8.00%
Maturity date	Oct. 01, 2023
Note receivable - non current	$ 60,000	$ 60,000
Accrued interest receivable		1,210
Total outstanding balance receivable		61,210
Assets of discontinued operations		$ 0	$ 33,484
Promissory Notes	$ 60,000